Document and Entity Information	Jun. 27, 2025
Cover [Abstract]
Entity Registrant Name	BOX INC
Amendment Flag	false
Entity Central Index Key	0001372612
Current Fiscal Year End Date	--01-31
Document Type	8-K
Document Period End Date	Jun. 27, 2025
Entity Incorporation State Country Code	DE
Entity File Number	001-36805
Entity Tax Identification Number	20-2714444
Entity Address, Address Line One	900 Jefferson Ave.
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94063
City Area Code	(877)
Local Phone Number	729-4269
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value of $0.0001 per share
Trading Symbol	BOX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false